Leases - Schedule of Amounts Recognized in Profit or Loss (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Schedule Of Amounts Recognized In Profit Or Loss [Abstract]
Depreciation	$ 38,415	$ 39,023
Interest	3,857	5,386
Total amounts recognized in profit or loss	$ 42,272	$ 44,409